Inventories - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Cost of inventories relating to continuing operations recognised as expense	£ 155	£ 166	£ 171
Inventory provisions charged in income statement	19	16	22
Inventories pledged as security	0
Impairment charges against the inventory returns asset	£ 0	£ 0	£ 0